Investment Strategy	Sep. 22, 2026
Clockwise U.S. Core Equity ETF [Member]
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s investments include small, medium, and large capitalization companies, with the Sub-Adviser focusing on investing in companies with market capitalization greater than $1 billion. Under normal market conditions, the Fund generally holds 25 to 75 positions, with conviction weighted allocations of approximately 1% to 10% of net assets each. The number of positions and their weights may vary based on market conditions and the availability of attractive investment opportunities. During periods of extreme volatility or other market turbulence, the number of positions and their weights may temporarily vary significantly from these ranges. New positions may be scaled as conviction strengthens. The Sub-Adviser’s highest conviction holdings are those expected to provide the most favorable risk reward opportunities over multiple time horizons, including quarterly, annual, and on a multi-year basis.